U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

February 1, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        INTREPID CAPITAL MANAGEMENT FUNDS TRUST (the “Trust”)
File No.: 333-118634
Investment Company Act Registration No.: 811-21625

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated January 31, 2022, and filed electronically as Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A on January 27, 2022.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
Vice President
For U.S. Bank Global Fund Services
as Administrator of the Trust